GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER AND PRODUCT DATA	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER AND PRODUCT DATA
NOTE 10:          GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER AND PRODUCT DATA

Summary information about geographic areas:

ASC 280, “Segment Reporting” establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company manages its business on the basis of one reportable segment and derives revenues from selling systems and services. The following is a summary of revenues within geographic areas (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Revenues based on customer’s location:
United States	$3,458	$2,497	$11,054	$4,298
Europe	2,419	1,466	5,896	2,201
Asia-Pacific	150	94	544	123
Rest of the world	101	346	624	348
Total revenues	$6,128	$4,403	$18,118	$6,970

	September 30,	December 31,
	2024	2023
Long-lived assets by geographic region (*):
Israel	$244	$529
United States	1,777	2,404
Germany	141	190
	$2,162	$3,123

(*)	Long-lived assets are comprised of property and equipment, net, and operating lease right-of-use assets.

	Nine Months Ended September 30,
	2024		2023
Major customer data as a percentage of total revenues:
Customer A	16.4%		-
Customer B	*	)	15.9%

*) Less than 10%.

NOTE 13:-	GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER AND PRODUCT DATA

The Company manages its business on a basis of one reportable segment.

Total revenues from external customers on the basis of the Company's geographical areas are as follows (in thousands):

	Year Ended December 31,
	2023	2022	2021
Revenue based on customer’s location:
United States	7,636	2,303	2,519
Europe	5,044	3,057	3,381
Asia-Pacific	387	115	60
Rest of the world	787	36	6

Total revenues	$13,854	$5,511	$5,966

	December 31,
	2023	2022
Long-lived assets by geographic region:
Israel	$529	$757
United States	2,404	231
Germany	190	44

	$3,123	$1,032

(*)	Long-lived assets are comprised of property and equipment, net, and operating lease right-of-use assets.

Major customers data as a percentage of total revenue:

	Year Ended December 31,
	2023		2022		2021
Customer A	12.2%		14.2%		*	)
Customer B	*	)	*	)	11.0%

*)	Less than 10%